Debt	6 Months Ended
Oct. 13, 2024
Debt Disclosure [Abstract]
Debt
Note 5 – Debt
Long-term notes payable consists of the following:

	October 13, 2024	April 28, 2024
PPP and SBA loans	$500	$500
Term loans	35,560	34,300
Equipment loan	15,881	16,500
Senior notes	61,372	53,430
Finance obligations	5,649	6,124
Other	360	74
Less: unamortized debt issuance costs and discounts	(35,216)	(35,433)
Total	84,106	75,495
Less: current portion of long-term notes payable	(6,659)	(4,818)
Long-term notes payable	$77,447	$70,677
PPP & SBA Loans
In April 2020, the Company executed a loan pursuant to the Paycheck Protection Program (“PPP”) loans, which was administered by the Small Business Association (“SBA”) under the CARES Act and the PPP Flexibility Act of 2020, for $7,725.
During the fiscal year ended April 25, 2021, the Company executed three PPP loans totaling $3,265. Each PPP loan matures two years after issuance. The interest rate on each PPP loan is 1.0% annually.
As authorized by the provisions of the CARES Act, the Company applied for and received forgiveness of a portion of the PPP loans during the fiscal year ended April 30, 2023. As such, the Company recorded a gain on the extinguishment of debt for $8,458, which includes accrued interest during the fiscal year ended April 30, 2023. As of October 13, 2024 and April 28, 2024, the principal outstanding related to these loans was approximately $500.
Term Loans
On March 7, 2023, the Company entered into a term loan facility (the “Silverview Facility”), consisting of two tranches and detachable warrants (see Note 10), with Silverview Credit Partners LP (“Silverview”) for $35,000 (the “Silverview Tranche 1 Loan”) that matures on June 7, 2027. As part of the transaction, the Company repaid $5,598 of term loans with Live Oak Banking Company. The interest rate on the term loan is 15%, which is payable monthly, and is collateralized by a first lien security interest in the assets of the business. At each six-month interval beginning in March of fiscal year 2024, the Company began repaying the principal amount. In March 2024 and September 2024, the Company made principal payments of $700 and $740, respectively.
The Silverview Facility provides for a second tranche (the “Silverview Tranche 2 Loan”) that allows the Company to draw an additional $12,500 solely during the Silverview Tranche 2 Loan availability period which ends on the earlier of September 7, 2024, or the date on which obligations shall become due and payable in full per the loan agreement. Under the Silverview Tranche 2 Loan, the Company can borrow $2,500 per draw for each of five new store openings ($12,500 in aggregate).
On August 1, 2023, the Company and Silverview entered into an agreement whereby the Company agreed to grant Silverview warrants to purchase shares of the Company’s Common Stock issuable and exercisable by Silverview if the Company obtains additional funding under the Silverview Tranche 2 Loan. Simultaneously, the Company amended and restated its existing warrant agreement (see Note 10). The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
On July 27, 2023, September 29, 2023, October 20, 2023 and December 29, 2023 the Company received $1,000, $1,500, $5,000 and $5,000 respectively, in additional debt proceeds from Silverview under the Silverview Tranche 2 Loan to fund expansion, which bear interest at 15% and will be payable in full on June 7, 2027. Upon the issuance of each Silverview Tranche 2 Loan, the Company reduced the Silverview Tranche 2 Loan commitment asset for the proportional amount received and presents the amounts as a debt issuance costs and a reduction of the borrowing proceeds (i.e., a debt discount). As of April 28, 2024, the Company had drawn the total $12,500 available under the Silverview Tranche 2 Loan. As such, all of the remaining loan commitment asset of $1,203 has been reclassified to debt discount of $559 and debt issuance costs of $644.
On September 3, 2024, the Company and Silverview entered into the Sixth Amendment (the “Silverview Sixth Amendment”) to the Silverview Facility dated March 7, 2023. The Sixth Amendment provides for a third tranche loan (the “Silverview Tranche 3 Loan”) of $2,000, made on September 3, 2024 and matures on June 7, 2027. The Silverview Tranche 3 Loan bears an interest rate per annum equal to 15%. Additionally, the Company agreed to grant Silverview warrants to purchase 29,292 shares of the Company’s Class A Common Stock (see Note 10). The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized. The Company recorded a debt discount of $177.
As of October 13, 2024, and April 28, 2024, the principal outstanding related to the Silverview Facility was $35,560 and $34,300, respectively.
As of April 28, 2024, the Company incurred debt issuance costs and discounts, net of amortization, of $4,400, of which $1,510 was debt issuance costs, $2,890 was debt discount on the consolidated balance sheets.
As of October 13, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $3,782, of which $1,273 was debt issuance costs and $2,509 was debt discount on the condensed consolidated balance sheets.
Equipment Loan
On April 19, 2023, the Company entered into a subordinated equipment loan (the “Granite Creek Facility”) of $11,500 and detachable warrants (see Note 10) with Granite Creek Capital Partners LLC (“Granite Creek”) that matures on April 19, 2028. The interest rate on the loan is 12% and is payable monthly. The Granite Creek Facility is collateralized by the specific furniture, fixture and equipment assets of the business. The outstanding principal is repayable in quarterly installments equal to $431 on the last day of each calendar quarter commencing on September 30, 2024.
On July 27, 2023, the Company restated the term loan agreement with Granite Creek, to provide for $5,000 in additional debt financing and the issuance of additional detachable warrants (see Note 10) for development of new locations that matures on April 19, 2028, bears interest at 12%, and is repayable in quarterly installments of $188 beginning September 30, 2024. The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
On September 30, 2024, the Company made a principal payment of $619.
As of April 28, 2024, the Company incurred debt issuance costs and discounts, net of amortization, of $3,285, of which $60 was recorded as debt issuance costs and $3,225 was recorded as a debt discount on the consolidated balance sheets.
As of October 13, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $2,899, of which $53 was debt issuance costs and $2,846 was debt discount on the condensed consolidated balance sheets.
Senior Notes
On December 29, 2023, in connection with the Reverse Recapitalization (see Note 2), the Company entered into a definitive loan agreement with Oaktree Fund Administration, LLC, as agent, (“Oaktree”) under which the Company issued Senior Secured Notes (“Senior Notes”) to Oaktree, which mature in five years on December 29, 2028, and detachable warrants (see Note 10). The principal payment is due at maturity. The loan agreement provides for Senior Notes of up to $90,000 in the aggregate to be funded in two tranches as follows (a) an initial loan of $50,000 (“Oaktree Tranche 1 Loan”), which closed on December 29, 2023 in connection with the closing of the Business Combination, and (b) an additional $40,000 of Senior Notes is to be funded at the sole discretion of Oaktree no earlier than nine months and no later than 12 months after the Business Combination closing date (“Oaktree Tranche 2 Loan”). The Company will use the proceeds from the Oaktree Tranche 1 Loan for general business purposes, including the settlement of Business Combination related transaction costs and to fund expansion efforts. A condition to the funding of the Oaktree Tranche 2 Term Loan is that the Company shall use the proceeds to repay all outstanding amounts under the Silverview Facility. Interest on the Oaktree Tranche 1 Loan accrues on a daily basis calculated based on a 360-day year at a rate per annum equal to (i) 12.5% payable in arrears, at Pinstripes’ option either in cash or in kind (subject to certain procedures and conditions); provided that the interest payable in respect of any period following December 31, 2024, interest under this clause (i) will be required to be paid solely in cash, plus (ii) 7.5% payable quarterly in arrears, at Pinstripes’ option, either in cash or in kind (subject to certain procedures and conditions). On each payment interest date, the Company will increase the principal amount based upon the contractual rate and assume the value of the payment in kind is equal to the amount accrued. The effective interest rate of the original debt will incorporate the paid-in-kind (PIK) interest in the computation of the effective interest rate as an assumed cash flow on each payment date. As of October 13, 2024 and April 28, 2024, the Company recorded $8,732 and $3,430, respectively, of accrued PIK interest in long-term notes payable in the condensed consolidated balance sheets.
The obligations of the Company under the Oaktree Tranche 1 Loan are unconditionally guaranteed (the “Guarantees”) by Pinstripes and certain other subsidiaries of Pinstripes (collectively, the “Guarantors”). The obligations under the Oaktree Tranche 1 Loan and the Guarantees are secured by a second lien security interest in substantially all assets of the Guarantors, subordinate to the first lien security interests of the other senior secured lenders (Silverview and Granite Creek) of Pinstripes, and including a pledge of the equity of the Company. Any prepayment of the Oaktree Tranche 1 Loan prior to its maturity date will be subject to a customary “make-whole” premium calculated using a discount rate equal to the yield on comparable Treasury securities plus 50 basis points.
The Oaktree Tranche 2 Loan presents a written option to Oaktree to issue an additional $40,000 of funding at Oaktree’s sole discretion. The Company determined the written option for the Oaktree Tranche 2 Loan requires recognition as a liability and to be remeasured at fair value at the end of each reporting period. On December 29, 2023, the written option was initially recognized at its issuance date fair value of $1,773. During the fiscal year ended April 28, 2024, the Company recorded a gain for the change in fair value of the written option in the amount of $761, which was presented within the change in fair value of warrant liabilities and other in the consolidated financial statements of operations. As of April 28, 2024, the fair value of the written option was $1,012. During the twelve and twenty-four weeks ended October 13, 2024, the Company recorded a loss for the change in fair value of the written option in the amount of $1,357 and $720, respectively, which is presented within the change in fair value of warrant liabilities and other on the unaudited condensed consolidated financial statements of operations. As of October 13, 2024, the fair value of the written option was $1,732.
On September 3, 2024, the Company and Oaktree entered into the First Amendment (the “Oaktree First Amendment”) to the Senior Notes. The Oaktree First Amendment provides, among things, that: (i) the Oaktree Lenders have the option, in their discretion to fund additional loans under the Oaktree Tranche 2 Loan of up to $50,000 in any number of separate drawings (rather than $40,000 in a single tranche), (ii) the Company is obligated to grant additional Oaktree Tranche 2 Warrants on any closing of a Oaktree Tranche 2 Loan (see Note 10) and (iii) the proceeds received under Tranche 2 Loan no longer have to be used to repay all outstanding amounts under the Silverview Facility. In connection with the closing of the Oaktree First Amendment, Oaktree funded an Oaktree Tranche 2 Loan in the amount of $3,000 and agreed to grant an Oaktree Tranche 2 Warrant exercisable for 174,750 shares of the Company’s Class A Common Stock (see Note 10). The principal payment of the Oaktree Tranche 2 Loan is due at maturity on December 29, 2028. Interest on the Oaktree Tranche 2 Loan accrues on a daily basis calculated based on a 360-day year at a rate per annum equal to (i) 12.5% payable quarterly in arrears, at the Company’s option either in cash or in kind (subject to certain procedures and conditions) prior to December 31, 2024, and thereafter solely in cash, plus (ii) 7.5% payable quarterly in arrears, at the Company’s option, either in cash or in kind (subject to certain procedures and conditions) at all times. The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized. As a result of the debt modification, the Company recorded debt discount of $831.
As of April 28, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $27,747, of which $496 was debt issuance costs and $27,251 was debt discount on the consolidated balance sheets. As of October 13, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $28,535, of which $468 was debt issuance costs and $28,067 was debt discount on the condensed consolidated balance sheets.
Convertible Notes
On June 4, 2021, the Company entered into two convertible note agreements for $5,000 in the aggregate. The convertible notes accrue interest at 1.07% annually and mature on June 4, 2025. Holders of the convertible notes had the right, at their option, to convert all of the outstanding principal and accrued interest to shares of Legacy Pinstripes Common Stock equal to the quotient of (i) the outstanding principal on the convertible note divided by (ii) the conversion price of $10 per share. In connection with the closing of the Business Combination, the convertible note holders elected to convert all of the outstanding $5,000 principal balance and the $137 of accrued unpaid interest to approximately 5,000 shares of Legacy Pinstripes Common Stock. With the election to convert all of the outstanding principal and accrued interest at 1.07%, the holder of the note forfeited additional interest of $890.
Finance Obligations
In 2011, the Company entered into a failed sale leaseback at its Northbrook, Illinois location. The Company sold the building, fixtures and certain personal property and assigned the ground lease to a new lessor. The Company received $7,000 from the transaction, which was accounted for as a financing obligation with repayment terms of 15 years. The obligation is repaid in monthly installment payments, which includes principal and interest at an 8.15%
annual rate. As of October 13, 2024 and April 28, 2024, the principal outstanding was $3,175 and $3,460, respectively.
During fiscal year 2024, the Company entered into agreements to pay for its bowling equipment for four locations through a long-term payment plan. The Company will pay approximately $2,805 for the equipment, which was accounted for as a financing obligation with a repayment term of five years. The obligation is repaid in monthly installment payments, which includes principal and interest at a 10% annual rate. As of October 13, 2024 and April 28, 2024, the principal outstanding was $2,473 and $2,664, respectively.
Debt Covenants
On December 29, 2023, the Silverview and Granite Creek Facilities were amended in connection with the entry into the Oaktree loan and Oaktree’s entry into intercreditor agreements with each of Silverview and Granite Creek. The Silverview Facility and Granite Creek Facility were amended to align the measurement periods for the financial covenants of all three loan agreements, inclusive of Oaktree, and to provide for the Company’s guarantee of their obligations under each of the Silverview Facility and Granite Creek Facility. The Senior Notes, along with the amended Silverview Facility and Granite Creek Facility, require the Company to maintain a minimum specified total net leverage ratio. The Company’s loan agreements contain events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees and other amounts due thereunder after a specific grace period, material misrepresentations and failure to comply with covenants. The Guarantors are subject to negative covenants restricting the activities of the Guarantors, including, without limitation, limitations on: dispositions, mergers or acquisitions, incurring indebtedness or liens, paying dividends or redeeming stock or making other distributions, making certain investments and engaging in certain other business transactions. The first covenant measurement period is ending on January 6, 2025. As of October 13, 2024, the Guarantors do not expect to be in compliance with the debt covenants as of the first measurement date based on their current obligations and liquidity. The Company could seek a waiver if necessary.
Liquidity and Going Concern
Under ASC 205, Presentation of Financial Statements, the Company is required to consider and evaluate whether there is substantial doubt that it has the ability to meet its obligations within one year from the financial statement issuance date. This assessment also includes the Company’s consideration of any management plans to alleviate such doubts. The Company has reported negative working capital as of October 13, 2024 and April 28, 2024, and had losses from operations and cash used in operating activities for the twenty-four weeks ended October 13, 2024 and for the fiscal year ended April 28, 2024. The Company’s ability to continue as a going concern is dependent upon it generating sufficient cash from operations over the next year from the date of the issuance of these financial statements. The Company believes that its current earnings projections, which include full year results for the stores that opened during the fiscal year ended April 28, 2024 and new store openings, raise substantial doubt on the Company’s ability to continue as a going concern and the Company’s ability to meet its current obligations, including for capital expenditures, lease obligations and continued operations as they become due within one year from the financial statement issuance date. To alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern, management is exploring additional financing and a capital raise by the end of the fiscal third quarter. While the Company has historically been successful in raising outside capital, there can be no assurance the Company will be able to continue to obtain outside capital in the future or do so on terms that are acceptable to the Company. The Company continues to implement meaningful cost reductions, receive committed lessor tenant allowances and renegotiate leases and other agreements with favorable terms. Due to these uncertainties, management concluded that substantial doubt exists with respect to the Company’s ability to continue as a going concern within one year from the financial statement issuance date. The accompanying unaudited condensed consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying unaudited condensed consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.
Fair Value
The fair value of long-term notes payable, including current maturities, as of October 13, 2024 and April 28, 2024 is approximately $87,349 and $71,061, respectively, and estimated using Level 3 inputs.
Debt
Long-term notes payable consists of the following:

	April 28, 2024	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	34,300	22,500
Equipment loan	16,500	11,500
Senior notes	53,430	—
Convertible notes	—	5,000
Finance obligations	6,124	3,995
Other	74	127
Less: unamortized debt issuance costs and discounts	(35,433)	(6,367)
Total	75,495	37,255
Less: current portion of long-term notes payable	(4,818)	(1,044)
Long-term notes payable	$70,677	$36,211
PPP & SBA Loans
In April 2020, the Company executed a loan pursuant to the Paycheck Protection Program (“PPP”) loans, which was administered by the Small Business Association (“SBA”) under the CARES Act and the PPP Flexibility Act of 2020, for $7,725.
During the fiscal year ended April 25, 2021, the Company executed three PPP loans totaling $3,265. Each PPP loan matures two years after issuance. The interest rate on each PPP loan was 1.0% annually.
As authorized by the provisions of the CARES Act, the Company applied for forgiveness of a portion of the PPP loans. For the fiscal year ended April 30, 2023, the Company recorded a gain on the extinguishment of debt for $8,458, which includes accrued interest.
Term Loans
On March 7, 2023, the Company entered into a term loan facility (the “Silverview Facility”), consisting of two tranches and detachable warrants (see Note 11), with Silverview Credit Partners LP (“Silverview”) for $35,000 (the “Silverview Tranche 1 Loan”) that matures on June 7, 2027. As part of the transaction, the Company repaid $5,598 of term loans with Live Oak Banking Company. The interest rate on the term loan is 15%, which is payable monthly, and is collateralized by a first lien security interest in the assets of the business. At each six-month interval beginning in March of fiscal year 2024, the Company will begin repaying the principal amount. In March 2024, the Company made a principal payment of $700. As of April 28, 2024 and April 30, 2023, the principal outstanding related to the Silverview Tranche 1 Loan is $34,300 and $22,500, respectively.
The Silverview Facility provides for a second tranche (the “Silverview Tranche 2 Loan”) that allows the Company to draw an additional $12,500 solely during the Silverview Tranche 2 Loan availability period, which ends on the earlier of September 7, 2024 or the date on which obligations shall become due and payable in full per the loan agreement. Under the Silverview Tranche 2 Loan, the Company can borrow $2,500 per draw for each of five new store openings ($12,500 in aggregate). The Company had no borrowings outstanding under the Silverview Tranche 2 Loan as of April 30, 2023.
In relation to the above term loans, the Company incurred debt issuance costs and discounts of $5,182, of which $1,354 was debt issuance costs, $2,421 was debt discount and $1,407 was a loan commitment asset within other long-term assets on the consolidated balance sheets as of April 30, 2023.
On August 1, 2023, the Company and Silverview entered into an agreement whereby the Company agreed to grant Silverview Warrants to purchase shares of the Company’s Common Stock issuable and exercisable by Silverview if the Company obtains additional funding under the Silverview Tranche 2 Loan. Simultaneously, the Company amended and restated its existing warrant agreement (see Note 12). The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
On July 27, 2023, September 29, 2023, October 20, 2023 and December 29, 2023 the Company received $1,000, $1,500, $5,000 and $5,000 respectively, in additional debt proceeds from Silverview under the Silverview Tranche 2 Loan to fund expansion, which bear interest at 15%, and will be payable in full on June 7, 2027. Upon the issuance of each Silverview Tranche 2 Loan , the Company reduced the Silverview Tranche 2 Loan commitment asset for the proportional amount received and presents the amounts as a debt issuance costs and a reduction of the borrowing proceeds (i.e., a debt discount). As of April 28, 2024, the Company has drawn the total $12,500 available under the Silverview Tranche 2 Loan. As such, all of the remaining loan commitment asset of $1,203 has been reclassified to debt discount of $559 and debt issuance costs of $644.
As of April 28, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $4,400, of which $1,510 was debt issuance costs and $2,890 was debt discount on the consolidated balance sheets.
Equipment Loan
On April 19, 2023, the Company entered into a subordinated equipment loan (the “Granite Creek Facility”) of $11,500 and detachable warrants (see Note 12) with Granite Creek Capital Partners LLC (“Granite Creek”) that matures on April 19, 2028. The interest rate on the loan is 12% and is payable monthly. The Granite Creek Facility is collateralized by the specific furniture, fixture, and equipment assets of the business. The outstanding principal will be repaid in quarterly installments equal to $431 on the last day of each calendar quarter commencing on September 30, 2024.
On July 27, 2023, the Company restated the term loan agreement with Granite Creek, to provide for $5,000 in additional debt financing and the issuance of additional detachable warrants (see Note 12) for development of new locations that matures on April 19, 2028, bears interest at 12%, and is repayable in quarterly installments beginning September 30, 2024. The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
In relation to the equipment loan, the Company incurred debt issuance costs and discounts of $2,770, of which $76 was recorded as debt issuance costs and $2,694 was recorded as a debt discount on the consolidated balance sheets as of April 30, 2023.
As of April 28, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $3,285, of which $60 was debt issuance costs and $3,225 was debt discount on the consolidated balance sheets.
Senior Notes
On December 29, 2023, in connection with the Reverse Recapitalization (see Note 3), the Company entered into a definitive loan agreement with Oaktree Fund Administration, LLC, as agent, (“Oaktree”) under which the Company issued Senior Secured Notes (“Senior Notes”) to Oaktree, which mature in five years on December 29, 2028, and detachable warrants (see Note 12). The principal payment is due at maturity. The loan agreement provides for Senior Notes of up to $90,000 in the aggregate to be funded in two tranches as follows (a) an initial loan of $50,000 (“Oaktree Tranche 1 Loan”), which closed on December 29, 2023 in connection with the closing of the Business Combination, and (b) an additional $40,000 of Senior Notes is to be funded at the sole discretion of Oaktree no earlier than nine months and no later than 12 months after the Business Combination closing date (“Oaktree Tranche 2 Loan”). The Company will use the proceeds from the Oaktree Tranche 1 Loan for general business purposes, including the settlement of Business Combination related transaction costs and to fund expansion efforts. A condition to the funding of the Oaktree Tranche 2 Term Loan is that the Company shall use the proceeds to repay all outstanding amounts under the Silverview Facility. Interest on the Oaktree Tranche 1 Loan accrues on a daily basis calculated based on a 360-day year at a rate per annum equal to (i) 12.5% payable in arrears, at
Pinstripes’ option either in cash or in kind (subject to certain procedures and conditions); provided that the interest payable in respect of any period following December 31, 2024, interest under this clause (i) will be required to be paid solely in cash, plus (ii) 7.5% payable quarterly in arrears, at Pinstripes’ option, either in cash or in kind (subject to certain procedures and conditions). On each payment interest date, the Company will increase the principal amount based upon the contractual rate and assume the value of the payment in kind is equal to the amount accrued. The effective interest rate of the original debt will incorporate the paid-in-kind (PIK) interest in the computation of the effective interest rate as an assumed cash flow on each payment date. As of April 28, 2024, the Company recorded $3,430 of accrued PIK interest in long-term notes payable on the consolidated balance sheet.
The obligations of the Company under the Oaktree Tranche 1 Loan are unconditionally guaranteed (the “Guarantees”) by Pinstripes and certain other subsidiaries of Pinstripes (collectively, the “Guarantors”). The obligations under the Oaktree Tranche 1 Loan and the Guarantees are secured by a second lien security interest in substantially all assets of the Guarantors, subordinate to the first lien security interests of the other senior secured lenders (Silverview and Granite Creek) of Pinstripes, and including a pledge of the equity of the Company. Any prepayment of the Oaktree Tranche 1 Loan prior to its maturity date will be subject to a customary “make-whole” premium calculated using a discount rate equal to the yield on comparable Treasury securities plus 50 basis points.
The Oaktree Tranche 2 Loan presents a written option to Oaktree to issue an additional $40,000 of funding at Oaktree’s sole discretion. The Company determined the written option for the Oaktree Tranche 2 Loan requires recognition as a liability and to be remeasured at fair value at the end of each reporting period. On December 29, 2023, the written option was initially recognized at its issuance date fair value of $1,773. During the fiscal year ended April 28, 2024, the Company recorded a gain for the change in fair value of the written option in the amount of $761, which is presented within the change in fair value of warrant liabilities and other in the consolidated financial statements of operations. As of April 28, 2024, the fair value of the written option was $1,012.
As of April 28, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $27,747, of which $496 was debt issuance costs and $27,251 was debt discount on the consolidated balance sheets.
Convertible Notes
On June 4, 2021, the Company entered into two convertible note agreements for $5,000 in the aggregate. The convertible notes accrue interest at 1.07% annually and mature on June 4, 2025. Holders of the convertible notes had the right, at their option, to convert all of the outstanding principal and accrued interest to shares of Legacy Pinstripes Common Stock equal to the quotient of (i) the outstanding principal on the convertible note divided by (ii) the conversion price of $10 per share. In connection with the closing of the Business Combination, the convertible note holders elected to convert all of the outstanding $5,000 principal balance and the $137 of accrued unpaid interest to approximately 5,000 shares of Legacy Pinstripes Common Stock. With the election to convert all of the outstanding principal and accrued interest at 1.07%, the holder of the note forfeited additional interest of $890.
Finance Obligations
In 2011, the Company entered into a failed sale leaseback at its Northbrook, Illinois location. The Company sold the building, fixtures, and certain personal property and assigned the ground lease to a new lessor. The Company received $7,000 from the transaction, which was accounted for as a financing obligation with repayment terms of 15 years. The obligation is repaid in monthly installment payments, which includes principal and interest at an 8.15% annual rate. As of April 28, 2024 and April 30, 2023, the principal outstanding was $3,460 and $3,995, respectively.
During the second, third and fourth quarters of fiscal year 2024, the Company entered into agreements to pay for its bowling equipment for four locations through a long-term payment plan. The Company will pay approximately $2,805 for the equipment, which was accounted for as a financing obligation with a repayment term of five years. The obligation is repaid in monthly installment payments, which includes principal and interest at a 10% annual rate. As of April 28, 2024, the principal outstanding was $2,664.
Debt Covenants
On December 29, 2023, the Silverview and Granite Creek Facilities were amended in connection with the entry into the Oaktree loan and Oaktree’s entry into intercreditor agreements with each of Silverview and Granite Creek. The Silverview Facility and Granite Creek Facility were amended to align the measurement periods for the financial covenants of all three loan agreements, inclusive of Oaktree, and to provide for the Company’s guarantee of their obligations under each of the Silverview Facility and Granite Creek Facility. The Senior Notes, along with the amended Silverview Facility and Granite Creek Facility, require the Company to maintain a minimum specified total net leverage ratio. The Company’s loan agreements contain events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees, and other amounts due thereunder after a specific grace period, material misrepresentations and failure to comply with covenants. The Guarantors are subject to negative covenants restricting the activities of the Guarantors, including, without limitation, limitations on: dispositions, mergers or acquisitions, incurring indebtedness or liens, paying dividends or redeeming stock or making other distributions, making certain investments and engaging in certain other business transactions. The Guarantors were in compliance with the debt covenants as of April 28, 2024. The first covenant measurement period is ending on January 6, 2025.
Liquidity
The Company has reported negative working capital as of April 28, 2024 and had losses from operations and cash used in operating activities for the fiscal year ended April 28, 2024. The Company’s ability to continue as a going concern is dependent upon it generating sufficient cash from operations over the next twelve months from the date of the issuance of these financial statements. The Company believes that its current earnings projections, which include full year results for the stores that opened during the fiscal year ended April 28, 2024, new store openings and strategic cost reductions, along with its existing cash and committed lessor tenant allowances, will provide the liquidity cash necessary to meet its current obligations, including for capital expenditures and lease obligations, and continued operations as they become due for at least the next twelve months.
Fair Value
The fair value of long-term notes payable (including current maturities) as of April 28, 2024 is approximately $71,061 and estimated using Level 3 inputs.
Debt Maturities
Below are the Company’s principal payment maturities as of April 28, 2024, by fiscal year, inclusive of the Oaktree PIK interest added to the principal balance:

2025	$4,818
2026	7,123
2027	10,198
2028	34,390
2029	75,889
Thereafter	500
Total	$132,918